Other Investments - non-current (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Investments Non current
	As at March 31,				As at March 31,
	2019		2019		2018
	(In millions)
					Available for sale		Loans and Receivables		IAS 39 Category Unquoted equity investments at Cost		Unquoted equity investments at FVTPL		Total
(a) Investments - measured at Fair value through Other Comprehensive Income
Equity shares (quoted) (refer note 1 below)	US$	43.9	Rs.	3,033.9	Rs.	369.5	Rs.	—	Rs.	—	Rs.	—	Rs.	369.5
Equity shares (unquoted)		63.3		4,379.0		—		—		2,036.9		1,607.9		3,644.8

Total	US$	107.2	Rs.	7,412.9	Rs.	369.5	Rs.	—	Rs.	2,036.9	Rs.	1,607.9	Rs.	4,014.3

(b) Investments - measured at Fair value through profit or loss
Equity shares (quoted) (refer note 2 below)	US$	61.2	Rs.	4,231.4	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—
Mutual funds		4.2		288.4		—		—		—		—		—
Non-cumulative redeemable preference shares		0.8		54.0		—		4.0		—		—		4.0
Cumulative redeemable preference shares		0.4		25.0		—		25.0		—		—		25.0
Equity shares (unquoted)		18.0		1,242.8		—		—		—		2,468.2		2,468.2
Convertible debentures		21.6		1,490.8		—		854.0		—		—		854.0
Others		2.8		191.0		—		176.0		—		—		176.0

Total	US$	109.0	Rs.	7,523.4	Rs.	—	Rs.	1,059.0	Rs.	—	Rs.	2,468.2	Rs.	3,527.2

(c) Investments - measured at amortized cost
Non-convertible debentures	US$	0.6	Rs.	38.8	Rs.	—	Rs.	35.0	Rs.	—	Rs.	—	Rs.	35.0

Total	US$	0.6	Rs.	38.8	Rs.	—	Rs.	35.0	Rs.	—	Rs.	—	Rs.	35.0

Total (a+b+c)	US$	216.8	Rs.	14,975.1	Rs.	369.5	Rs.	1,094.0	Rs.	2,036.9	Rs.	4,076.1	Rs.	7,576.5

Note:

1

During the year ended March 31, 2019, the Company reassessed its holdings in Tata Steel Limited classified as held for sale at March 31, 2018 as no longer held for sale due to delays experienced in their disposal. Accordingly, these investments are transferred from current to non-current investments.

2

During the year ended March 31, 2019, the Company’s investments in Lyft Incorporated got listed in NASDAQ stock exchange. The carrying value of these equity shares are Rs.4,231.4 million and Rs.2,047.0 million as at March 31, 2019 and 2018, respectively.